UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Santa Barbara Dividend Growth Fund

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.6%

	COMMON STOCKS – 95.6%

	Aerospace & Defense – 2.1%

565,370	Honeywell International Inc.	$49,034,540

	Beverages – 2.7%

1,575,894	Coca-Cola Company	62,358,126

	Capital Markets – 4.0%

153,417	BlackRock Inc.	46,149,368

1,464,010	The Bank of New York Mellon Corporation	46,555,518
	Total Capital Markets	92,704,886

	Commercial Banks – 5.2%

704,629	Cullen/Frost Bankers, Inc.	49,880,687

1,673,494	Wells Fargo & Company	71,441,459
	Total Commercial Banks	121,322,146

	Communications Equipment – 5.0%

809,371	Motorola Solutions Inc.	50,601,875

956,963	QUALCOMM, Inc.	66,480,220
	Total Communications Equipment	117,082,095

	Computers & Peripherals – 2.7%

122,596	Apple, Inc.	64,038,021

	Containers & Packaging – 1.6%

621,312	Packaging Corp. of America	38,695,311

	Diversified Financial Services – 2.9%

1,300,946	JPMorgan Chase & Co.	67,050,757

	Diversified Telecommunication Services – 3.1%

1,986,531	AT&T Inc.	71,912,422

	Electric Utilities – 3.8%

422,539	ITC Holdings Corporation	42,503,198

555,848	NextEra Energy Inc.	47,108,118
	Total Electric Utilities	89,611,316

	Electrical Equipment – 2.0%

665,344	Eaton Corporation PLC	46,946,673

	Energy Equipment & Services – 3.1%

1,537,806	Seadrill Limited	71,692,516

	Food & Staples Retailing – 3.2%

1,212,867	CVS Caremark Corporation	75,513,097

	Food Products – 1.9%

639,165	McCormick & Company, Incorporated	44,198,260

	Gas Utilities – 2.2%

926,016	ONEOK, Inc.	52,319,904

Nuveen Investments	1

Nuveen Santa Barbara Dividend Growth Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 2.0%

718,912	Covidien PLC	$46,089,448

	Health Care Providers & Services – 1.8%

607,029	UnitedHealth Group Incorporated	41,435,800

	Hotels, Restaurants & Leisure – 2.3%

799,849	YUM! Brands, Inc.	54,085,789

	Household Durables – 3.5%

403,495	Tupperware Corporation	36,173,327

318,577	Whirlpool Corporation	46,515,428
	Total Household Durables	82,688,755

	Insurance – 2.5%

604,648	ACE Limited	57,707,605

	IT Services – 4.0%

633,214	Accenture Limited, Class A Shares	46,541,229

990,290	Fidelity National Information Services	48,276,638
	Total IT Services	94,817,867

	Machinery – 1.5%

409,447	Caterpillar Inc.	34,131,502

	Media – 3.0%

589,175	Time Warner Cable, Class A	70,789,376

	Metals & Mining – 1.9%

1,594,938	Southern Copper Corporation	44,578,517

	Oil, Gas & Consumable Fuels – 7.0%

515,379	Chevron Corporation	61,824,865

1,590,177	Kinder Morgan, Inc.	56,149,150

703,439	Phillips 66	45,322,575
	Total Oil, Gas & Consumable Fuels	163,296,590

	Pharmaceuticals – 7.8%

1,281,901	AbbVie Inc.	62,108,103

278,519	Novo Nordisk A/S, Sponsored ADR	46,420,762

2,447,158	Pfizer Inc.	75,078,807
	Total Pharmaceuticals	183,607,672

	Road & Rail – 2.4%

370,168	Union Pacific Corporation	56,043,435

	Software – 2.6%

1,725,865	Microsoft Corporation	61,009,328

	Specialty Retail – 2.2%

1,054,660	Lowe’s Companies, Inc.	52,500,975

	Textiles, Apparel & Luxury Goods – 2.6%

285,660	VF Corporation	61,416,900

	Tobacco – 3.0%

785,566	Philip Morris International	70,009,642
	Total Long-Term Investments (cost $1,853,069,963)	2,238,689,271

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.8%

$65,481	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $65,480,855, collateralized by $67,725,000 U.S. Treasury Notes, 1.125%, due 5/31/19, value $66,793,781	0.000%	11/01/13	$65,480,855

	Total Short-Term Investments (cost $65,480,855)			65,480,855
	Total Investments (cost $1,918,550,818) – 98.4%			2,304,170,126
	Other Assets Less Liabilities – 1.6%			37,802,252
	Net Assets – 100%			$2,341,972,378

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,238,689,271	$—	$—	$2,238,689,271
Short-Term Investments:
Repurchase Agreements	—	65,480,855	—	65,480,855
Total	$2,238,689,271	$65,480,855	$—	$2,304,170,126

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $1,922,784,623.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$400,141,310
Depreciation	(18,755,807)
Net unrealized appreciation (depreciation) of investments	$381,385,503

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

.

Nuveen Investments	3

Nuveen Santa Barbara Global Dividend Growth Fund

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.7%

	COMMON STOCKS – 96.7%

	Aerospace & Defense – 4.2%

1,459	Honeywell International Inc.	$126,539

2,291	Safran SA	146,432
	Total Aerospace & Defense	272,971

	Automobiles – 3.2%

2,496	Daimler AG	204,828

	Beverages – 1.9%

3,034	Coca-Cola Company	120,055

	Commercial Banks – 10.6%

2,566	Bank of Montreal	178,850

47,200	BOC Hong Kong Holdings Limited	153,417

2,892	Wells Fargo & Company	123,459

7,061	Westpac Banking Corporation	228,841
	Total Commercial Banks	684,567

	Communications Equipment – 2.2%

2,032	QUALCOMM, Inc.	141,163

	Computers & Peripherals – 1.3%

166	Apple, Inc.	86,710

	Containers & Packaging – 2.4%

15,246	Amcor Limited	156,202

	Diversified Financial Services – 2.0%

2,460	JPMorgan Chase & Co.	126,788

	Diversified Telecommunication Services – 10.5%

4,149	AT&T Inc.	150,194

3,715	CenturyLink Inc.	125,790

192,125	HKT Trust and HKT Limited	177,182

45,688	Telstra Corporation Limited	223,683
	Total Diversified Telecommunication Services	676,849

	Electric Utilities – 4.2%

1,559	NextEra Energy Inc.	132,125

6,247	Scottish and Southern Energy PLC	141,833
	Total Electric Utilities	273,958

	Energy Equipment & Services – 3.6%

4,927	Seadrill Limited	229,699

	Gas Utilities – 2.0%

2,266	ONEOK, Inc.	128,029

	Health Care Equipment & Supplies – 2.0%

2,035	Covidien PLC	130,464

4	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 2.1%

9,387	Compass Group PLC	$135,008

	Household Durables – 2.7%

736	Tupperware Corporation	65,982

755	Whirlpool Corporation	110,238
	Total Household Durables	176,220

	Insurance – 2.7%

1,975	Swiss Re AG	173,480

	IT Services – 1.8%

1,544	Accenture Limited, Class A Shares	113,484

	Machinery – 1.8%

8,100	Kubota Corporation	119,280

	Metals & Mining – 2.1%

4,859	Southern Copper Corporation	135,809

	Oil, Gas & Consumable Fuels – 7.4%

1,242	Chevron Corporation	148,990

4,527	Kinder Morgan, Inc.	159,848

2,705	Total SA	166,245
	Total Oil, Gas & Consumable Fuels	475,083

	Personal Products – 1.9%

718	L’Oreal	122,979

	Pharmaceuticals – 10.1%

3,189	AbbVie Inc.	154,507

6,778	GlaxoSmithKline PLC	178,613

6,014	Pfizer Inc.	184,510

1,283	Sanofi	136,816
	Total Pharmaceuticals	654,446

	Professional Services – 2.0%

6,241	Experian PLC	127,087

	Road & Rail – 2.0%

836	Union Pacific Corporation	126,570

	Thrifts & Mortgage Finance – 2.8%

12,654	People’s United Financial, Inc.	182,597

	Tobacco – 1.9%

1,410	Philip Morris International	125,659

	Trading Companies & Distributors – 1.9%

10,325	Itochu Corporation	123,694

	Wireless Telecommunication Services – 3.4%

60,514	Vodafone Group PLC	217,828
	Total Long-Term Investments (cost $5,667,930)	6,241,507

Nuveen Investments	5

Nuveen Santa Barbara Global Dividend Growth Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.1%

$133	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $133,494, collateralized by $145,000 U.S. Treasury Notes, 0.875%, due 7/31/19, value $139,948	0.000%	11/01/13	$133,494

	Total Short-Term Investments (cost $133,494)			133,494
	Total Investments (cost $5,801,424) – 98.8%			6,375,001
	Other Assets Less Liabilities – 1.2%			75,609
	Net Assets – 100%			$6,450,610

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,241,507	$—	$—	$6,241,507
Short-Term Investments:
Repurchase Agreements	—	133,494	—	133,494
Total	$6,241,507	$133,494	$—	$6,375,001

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $5,802,324.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$613,552
Depreciation	(40,875)
Net unrealized appreciation (depreciation) of investments	$572,677

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

6	Nuveen Investments

Nuveen Santa Barbara International Dividend Growth Fund

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Aerospace & Defense – 3.4%

1,132	Safran SA	$72,353

	Automobiles – 3.1%

790	Daimler AG	64,829

	Beverages – 2.8%

840	Heineken NV	58,052

	Chemicals – 5.7%

316	Linde AG	60,045

149	Syngenta AG, ADR	60,185
	Total Chemicals	120,230

	Commercial Banks – 13.9%

18,500	BOC Hong Kong Holdings Limited	60,132

5,579	HSBC Holdings PLC	61,016

6,200	Mitsubishi UFJ Financial Group, Inc.	39,093

596	Toronto-Dominion Bank	54,670

2,415	Westpac Banking Corporation	78,270
	Total Commercial Banks	293,181

	Electric Utilities – 4.3%

850	Red Electrica Corporacion SA	52,984

1,636	Scottish and Southern Energy PLC	37,144
	Total Electric Utilities	90,128

	Electrical Equipment – 3.5%

2,895	ABB Limited	73,926

	Energy Equipment & Services – 6.2%

1,510	Seadrill Limited	70,396

2,566	Tenaris SA	60,203
	Total Energy Equipment & Services	130,599

	Food Products – 2.7%

774	Groupe Danone	57,400

	Hotels, Restaurants & Leisure – 3.2%

4,729	Compass Group PLC	68,015

	Industrial Conglomerates – 2.8%

1,090	Jardine Matheson Holdings Limited	59,394

	Insurance – 3.1%

742	Swiss Re AG	65,176

	Machinery – 2.2%

3,200	Kubota Corporation	47,123

Nuveen Investments	7

Nuveen Santa Barbara International Dividend Growth Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	Media – 5.5%

2,461	Pearson PLC	$51,455

2,971	WPP Group PLC	63,119
	Total Media	114,574

	Metals & Mining – 2.5%

1,482	BHP Billiton Limited	52,751

	Office Electronics – 1.4%

900	Canon Inc.	28,282

	Oil, Gas & Consumable Fuels – 6.1%

2,840	BG Group PLC	57,991

1,149	Total SA	70,616
	Total Oil, Gas & Consumable Fuels	128,607

	Personal Products – 2.6%

318	L’Oreal	54,467

	Pharmaceuticals – 10.8%

258	Merck KGaA	42,947

916	Novartis AG	71,122

420	Novo Nordisk A/S	69,882

410	Sanofi	43,721
	Total Pharmaceuticals	227,672

	Professional Services – 5.3%

3,164	Experian PLC	64,429

1,178	Nielsen Holdings NV	46,460
	Total Professional Services	110,889

	Software – 1.8%

492	SAP AG	38,651

	Trading Companies & Distributors – 2.0%

3,500	Itochu Corporation	41,930

	Wireless Telecommunication Services – 4.6%

700	KDDI Corporation	37,801

16,358	Vodafone Group PLC	58,883
	Total Wireless Telecommunication Services	96,684
	Total Long-Term Investments (cost $1,735,318) – 99.5%	2,094,913
	Other Assets Less Liabilities – 0.5%	11,055
	Net Assets – 100%	$2,105,968

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

8	Nuveen Investments

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,094,913	$—	$—	$2,094,913

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $1,735,319.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$369,254
Depreciation	(9,660)
Net unrealized appreciation (depreciation) of investments	$359,594

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

Nuveen Investments	9

Nuveen Tradewinds Emerging Markets Fund

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 94.4%

	COMMON STOCKS – 92.3%

	Airlines – 1.5%

630,000	AirAsia Berhad	$535,057

	Automobiles – 2.0%

23,419	Tata Motors Limited, Sponsored ADR	733,483

	Capital Markets – 1.5%

15,721	Mirae Asset Securities Company Limited	530,579

	Chemicals – 2.9%

167,200	Fertilizantes Heringer S.A., (2)	639,632

149,500	UPL Limited	399,202
	Total Chemicals	1,038,834

	Commercial Banks – 12.8%

100,300	Banco Santander S.A., ADR, (2)	687,262

105,100	Bangkok Bank PCL	695,602

1,144,690	Chinatrust Financial Holding Company Limited	775,348

3,568,816	FBN Holdings PLC Lagos	364,298

31,730	KB Financial Group Inc.	1,256,338

15,915	Sberbank of Russia, ADR, (3)	203,235

46,598	Sberbank of Russia, GDR	595,056
	Total Commercial Banks	4,577,139

	Construction & Engineering – 1.2%

135,499	Murray & Roberts Holdings Limited, (2)	413,566

	Construction Materials – 0.9%

593,000	Asia Cement China Holdings Corporation	324,303

	Diversified Telecommunication Services – 3.5%

29,954	KT Corporation, Sponsored ADR	496,637

207,211	Telecom Egypt SAE	409,110

137,739	Telkom SA Ltd, (2)	360,169
	Total Diversified Telecommunication Services	1,265,916

	Electric Utilities – 4.8%

191,900	Centrais Eletricas Brasileiras SA, Eletrobras, PFD B	1,020,234

412,038	RusHydro, GDR	693,872
	Total Electric Utilities	1,714,106

	Electronic Equipment & Instruments – 1.6%

440,000	Digital China Holdings Limited	578,873

	Food & Staples Retailing – 1.5%

32,817	X5 Retail Group NV, 144A, GDR, (2), (3)	531,635

	Food Products – 11.8%

134,445	Adecoagro SA, (2)	1,075,560

10	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

55,900	BrasilAgro Cia Brasileira de Propriedades Agricolas, (2)	$252,027

326,200	Grupo Lala S.A.B. de C.V	724,292

9,155	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	375,263

37,821	Kernal Holding SA, (2)	509,420

46,114	MHP SA, 144A, GDR, (3)	730,907

61,500	SLC Agricola SA	573,766
	Total Food Products	4,241,235

	Health Care Providers & Services – 1.4%

98,400	Diagnosticos da America SA	505,133

	Independent Power Producers & Energy Traders – 1.2%

172,046	NTPC Limited	417,132

	Industrial Conglomerates – 1.2%

302,031	Turk Sise ve Cam Fabrikalari SA	444,820

	Insurance – 5.1%

840,487	Cathay Financial Holding Company Limited	1,267,332

70,500	Ping An Insurance (Group) Company of China Limited	555,143
	Total Insurance	1,822,475

	Metals & Mining – 6.7%

28,868	AngloGold Ashanti Limited, Sponsored ADR	435,907

157,537	Banro Corporation, (2)	130,645

69,737	Banro Corporation, (2)	57,521

85,500	Banro Corporation, 144A, (3)	70,522

13,917	Impala Platinum Holdings Limited	169,132

38,523	Silver Standard Resources, Inc., (2)	216,499

91,633	Turquoise Hill Resources Limited, (2)	441,671

36,500	Vale S.A., PFD	535,068

33,234	Yamana Gold Inc.	330,014
	Total Metals & Mining	2,386,979

	Oil, Gas & Consumable Fuels – 10.2%

284,146	Bankers Petroleum Limited, (2)	1,090,092

96,497	Gazprom OAO, Sponsored GDR	903,212

87,010	Petrobras Argentina S.A., ADR	537,722

62,067	Petrobras Petroleo Brasileiro S.A., Sponsored ADR	1,127,137
	Total Oil, Gas & Consumable Fuels	3,658,163

	Pharmaceuticals – 1.5%

1,302,500	United Laboratories International Holdings Ltd, (2)	549,358

	Real Estate Management & Development – 5.8%

50,913	Cresud S.A., Sponsored ADR	532,041

496,000	Emaar Properties PJSC	821,040

23,164	IRSA Inversiones y Representaciones S.A., Sponsored ADR	265,228

42,585	Solidere, GDR, 144A, (2), (3)	478,655
	Total Real Estate Management & Development	2,096,964

	Semiconductors & Equipment – 4.6%

1,189	Samsung Electronics Company Limited	1,642,126

Nuveen Investments	11

Nuveen Tradewinds Emerging Markets Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)				Value

	Specialty Retail – 2.0%

45,540	Cashbuild Limited				$710,041

	Textiles, Apparel & Luxury Goods – 0.1%

8,439,000	China Hongxing Sports Limited, (2), (4)				24,389

	Wireless Telecommunication Services – 6.5%

85,435	Bharti AirTel Limited				509,510

65,500	China Mobile Limited				687,695

169,778	NII Holdings Inc., (2)				584,036

35,362	Turkcell Iletisim Hizmetleri A.S., ADR, (2)				553,062
	Total Wireless Telecommunication Services				2,334,303
	Total Common Stocks (cost $34,060,069)				33,076,609

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 0.5%

	Metals & Mining – 0.5%

$239	Banro Corporation, 144A	10.000%	3/01/17	N/R	$179,250
$239	Total Corporate Bonds (cost $239,000)				179,250

Shares	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 1.3%

	Household Durables – 1.3%

19,040	LG Electronics Inc., PFD	0.000%		N/R	$463,996
	Total $25 Par (or similar) Retail Structures (cost $310,290)				463,996

Shares	Description (1)				Value

	WARRANTS – 0.0%

	Metals & Mining – 0.0%

26,928	Banro Corporation, 144A				$269
	Total Warrants (cost $–)				269

Shares	Description (1)				Value

	EQUITY LINKED CERTIFICATES – 0.3% (6)

	Wireless Telecommunication Services – 0.3%

54,256	CLSA Asian Securities Program, Equity Linked Note, NTPC Limited, 144A				$130,572
	Total Equity Linked Certificates (cost $212,959)				130,572
	Total Long-Term Investments (cost $34,822,318)				33,850,696

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.7%

$1,680	Repurchase Agreement with State Street Bank, dated 10/31/13, repurchase price $1,680,398, collateralized by $1,705,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $1,716,038	0.000%	11/01/13		$1,680,398

	Total Short-Term Investments (cost $1,680,398)				1,680,398
	Total Investments (cost $36,502,716) – 99.1%				35,531,094
	Other Assets Less Liabilities – 0.9%				309,350
	Net Assets – 100%				$35,840,444

12	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$31,037,266	$2,014,954	$24,389	$33,076,609
Corporate Bonds	—	179,250	—	179,250
$25 Par (or similar) Retail Structures	463,996	—	—	463,996
Warrants	—	269	—	269
Equity Linked Certificates	—	130,572	—	130,572
Short-Term Investments:
Repurchase Agreements	—	1,680,398	—	1,680,398
Total	$31,501,262	$4,005,443	$24,389	$35,531,094
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2 and Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $40,797,551.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$3,739,103
Depreciation	(9,005,560)
Net unrealized appreciation (depreciation) of investments	$(5,266,457)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Equity Linked Certificates provide the price appreciation or depreciation of a single stock; used to gain access to the return characteristics of small amounts of shares in countries with a costly or lengthy registration process. Similar to an ADR, except that a third party (not the equity issuer) is responsible for paying stock returns under the note.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	13

Nuveen Tradewinds Global All-Cap Fund

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.5%

	COMMON STOCKS – 96.5%

	Air Freight & Logistics – 1.1%

327,121	TNT Express NV	$3,020,208

	Airlines – 1.0%

162,700	Southwest Airlines Co.	2,801,694

	Automobiles – 2.8%

126,164	General Motors Company, (2)	4,661,760

103,400	Tata Motors Limited, Sponsored ADR	3,238,488
	Total Automobiles	7,900,248

	Capital Markets – 3.2%

300,288	UBS AG	5,813,576

645,300	Uranium Participation Corporation, (2)	3,020,250
	Total Capital Markets	8,833,826

	Chemicals – 1.8%

29,000	Agrium Inc.	2,474,280

53,033	Mosaic Company	2,431,563
	Total Chemicals	4,905,843

	Commercial Banks – 6.2%

597,424	Banco Santander Brasil S.A., ADR	4,140,148

206,300	KB Financial Group Inc., ADR	8,006,503

1,073,300	Sumitomo Mitsui Trust Holdings Inc.	5,261,168
	Total Commercial Banks	17,407,819

	Commercial Services & Supplies – 1.7%

296,426	Cape PLC	1,312,986

1,964,500	Rentokil Initial PLC	3,291,622
	Total Commercial Services & Supplies	4,604,608

	Communications Equipment – 1.5%

191,600	Cisco Systems, Inc.	4,311,000

	Computers & Peripherals – 1.5%

59,243	Western Digital Corporation	4,125,090

	Diversified Financial Services – 1.3%

289,320	ING Groep N.V., ADR, (2)	3,680,150

	Diversified Telecommunication Services – 2.7%

49,100	Nippon Telegraph and Telephone Corporation	2,541,635

6,358,748	Telecom Italia S.p.A.	4,968,628
	Total Diversified Telecommunication Services	7,510,263

	Electric Utilities – 6.1%

787,148	Centrais Eletricas Brasileiras S.A., PFD B, ADR	4,171,884

182,500	Exelon Corporation	5,208,550

2,087,100	RusHydro, GDR	3,514,676

14	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities (continued)

184,225	Scottish and Southern Energy PLC	$4,182,669
	Total Electric Utilities	17,077,779

	Electrical Equipment – 3.8%

208,000	Alstom S.A.	7,738,085

125,956	Areva S.A., (2)	2,989,371
	Total Electrical Equipment	10,727,456

	Electronic Equipment & Instruments – 4.7%

180,500	Corning Incorporated	3,084,745

2,191,000	Digital China Holdings Limited	2,882,523

175,638	Ingram Micro, Inc., Class A, (2)	4,069,532

61,750	Tech Data Corporation, (2)	3,214,705
	Total Electronic Equipment & Instruments	13,251,505

	Energy Equipment & Services – 1.1%

62,600	Transocean Ltd.	2,946,582

	Food & Staples Retailing – 2.1%

89,400	Carrefour S.A.	3,274,908

460,828	Tesco PLC	2,691,042
	Total Food & Staples Retailing	5,965,950

	Food Products – 5.0%

719,800	Adecoagro SA, (2)	5,758,400

98,873	Bunge Limited	8,120,439
	Total Food Products	13,878,839

	Insurance – 9.7%

614,200	Aegon N.V.	4,890,163

195,781	American International Group	10,112,092

93,500	Axis Capital Holdings Limited	4,433,770

187,400	MS&AD Insurance Group Holdings	4,812,214

367,500	Ping An Insurance (Group) Company of China Limited	2,893,831
	Total Insurance	27,142,070

	Marine – 1.3%

127,338	Stolt-Nielsen Ltd.	3,604,279

	Metals & Mining – 6.0%

756,000	Banro Corporation, (2)	626,951

1,180,000	Banro Corporation, 144A, (2), (3)	973,289

305,100	Barrick Gold Corporation	5,915,889

5,398,000	Eastern Platinum Limited, (2)	310,632

125,680	Freeport-McMoRan Copper & Gold, Inc.	4,619,997

205,000	Newcrest Mining Limited	1,995,684

482,100	Turquoise Hill Resources Limited, (2)	2,323,722
	Total Metals & Mining	16,766,164

	Oil, Gas & Consumable Fuels – 12.7%

95,750	Apache Corporation	8,502,600

1,255,865	Bankers Petroleum Limited, (2)	4,817,973

127,400	Cameco Corporation	2,420,600

Nuveen Investments	15

Nuveen Tradewinds Global All-Cap Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels (continued)

699,737	ERG S.P.A.			$8,550,607

208,000	Peabody Energy Corporation			4,051,840

80,575	Royal Dutch Shell PLC, Class B Shares			2,789,942

70,328	Total SA			4,322,255
	Total Oil, Gas & Consumable Fuels			35,455,817

	Pharmaceuticals – 9.7%

63,669	Ipsen S.A.			2,793,520

133,500	Merck & Company Inc.			6,019,515

406,200	Mitsubishi Tanabe Pharma Corporation			5,717,287

60,700	Novartis AG			4,712,972

211,266	Teva Pharmaceutical Industries Limited, ADR			7,835,856
	Total Pharmaceuticals			27,079,150

	Semiconductors & Equipment – 1.1%

2,152	Samsung Electronics Company Limited			2,972,124

	Software – 2.6%

214,000	Oracle Corporation			7,169,000

	Specialty Retail – 2.9%

36,430	Advance Auto Parts, Inc.			3,613,127

103,600	Best Buy Co., Inc.			4,434,080
	Total Specialty Retail			8,047,207

	Textiles, Apparel & Luxury Goods – 0.0%

31,950,000	China Hongxing Sports Limited, (2), (4)			92,337

	Trading Companies & Distributors – 1.0%

201,300	Mitsui & Company Limited			2,866,063

	Transportation Infrastructure – 0.8%

263,000	Kamigumi Company Limited			2,281,491

	Wireless Telecommunication Services – 1.1%

853,676	NII Holdings Inc., (2)			2,936,645
	Total Long-Term Investments (cost $257,276,852)			269,361,207

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.0%

$8,366	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $8,365,696, collateralized by: $705,000 U.S. Treasury Notes, 0.875%, due 7/31/19, value $680,435 and $6,990,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $7,856,697	0.000%	11/01/13	$8,365,696

	Total Short-Term Investments (cost $8,365,696)			8,365,696
	Total Investments (cost $265,642,548) – 99.5%			277,726,903
	Other Assets Less Liabilities – 0.5%			1,485,178
	Net Assets – 100%			$279,212,081

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

16	Nuveen Investments

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$268,295,581	$973,289	$92,337	$269,361,207
Short-Term Investments:
Repurchase Agreements	—	8,365,696	—	8,365,696
Total	$268,295,581	$9,338,985	$92,337	$277,726,903
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2 and Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $269,716,912.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$42,374,789
Depreciation	(34,364,798)
Net unrealized appreciation (depreciation) of investments	$8,009,991

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	17

Nuveen Tradewinds International Value Fund

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.2%

	COMMON STOCKS – 99.2%

	Aerospace & Defense – 1.8%

111,491	Thales S.A.	$6,842,233

	Air Freight & Logistics – 1.8%

779,080	TNT Express NV	7,193,008

	Automobiles – 1.5%

44,456	Toyota Motor Corporation, Sponsored ADR	5,753,496

	Capital Markets – 2.4%

484,441	UBS AG	9,378,778

	Chemicals – 2.7%

64,556	Agrium Inc.	5,507,918

68,001	Koninklijke DSM NV	5,150,996
	Total Chemicals	10,658,914

	Commercial Banks – 4.8%

675,626	Banco Santander Brasil S.A., ADR	4,682,088

151,063	KB Financial Group Inc., ADR	5,862,755

1,705,000	Sumitomo Mitsui Trust Holdings Inc.	8,357,673
	Total Commercial Banks	18,902,516

	Commercial Services & Supplies – 1.5%

564,000	Dai Nippon Printing Co., Ltd.	5,896,390

	Communications Equipment – 2.0%

651,371	Telefonaktiebolaget LM Ericsson, Sponsored ADR	7,809,938

	Diversified Financial Services – 3.5%

48,272	Groupe Bruxelles Lambert SA	4,310,650

744,470	ING Groep N.V., (2)	9,484,370
	Total Diversified Financial Services	13,795,020

	Diversified Telecommunication Services – 8.2%

235,874	Belgacom S.A.	6,457,998

391,363	Nippon Telegraph and Telephone Corporation, ADR	10,214,574

14,228,160	Telecom Italia S.p.A.	11,117,667

175,378	Vivendi Universal S.A.	4,451,641
	Total Diversified Telecommunication Services	32,241,880

	Electric Utilities – 2.8%

111,652	Centrais Eletricas Brasileiras S.A., Eletrobras, PFD B, ADR	591,756

1,089,665	Centrais Eletricas Brasileiras S.A., Eletrobras	3,453,541

192,412	Electricite de France S.A.	6,750,629
	Total Electric Utilities	10,795,926

	Electrical Equipment – 3.7%

186,616	Alstom S.A.	6,942,550

145,300	Mabuchi Motor Company Limited	7,698,698
	Total Electrical Equipment	14,641,248

18	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 2.3%

2,225,000	Digital China Holdings Limited	$2,927,254

249,400	FUJIFILM Holdings Corp.	6,069,503
	Total Electronic Equipment & Instruments	8,996,757

	Energy Equipment & Services – 1.3%

300,652	Weatherford International Ltd, (2)	4,942,719

	Food & Staples Retailing – 5.8%

271,552	Carrefour S.A.	9,947,513

157,100	Seven & I Holdings Co. Ltd.	5,783,606

1,200,945	Tesco PLC	7,013,014
	Total Food & Staples Retailing	22,744,133

	Household Durables – 2.6%

458,000	Panasonic Corporation	4,587,918

397,000	Sekisui House, Ltd.	5,664,507
	Total Household Durables	10,252,425

	Industrial Conglomerates – 2.3%

70,988	Siemens AG	9,077,436

	Insurance – 10.6%

862,950	Aegon N.V.	6,870,671

152,491	Ageas	6,489,811

36,470	Allianz SE	6,135,171

151,546	Axis Capital Holdings Limited	7,186,311

747,094	Catlin Group Limited	6,133,196

340,500	MS&AD Insurance Group Holdings	8,743,644
	Total Insurance	41,558,804

	Internet & Catalog Retail – 1.4%

1,707,542	Home Retail Group	5,448,364

	Machinery – 1.8%

117,130	Vallourec S.A.	6,969,629

	Media – 1.7%

246,270	Wolters Kluwer NV	6,680,771

	Metals & Mining – 4.6%

416,784	Barrick Gold Corporation	8,081,442

1,060,111	Kinross Gold Corporation	5,374,763

175,052	ThyssenKrupp AG, (2)	4,474,264
	Total Metals & Mining	17,930,469

	Oil, Gas & Consumable Fuels – 8.6%

324,806	Cameco Corporation	6,171,314

376,295	ERG S.P.A.	4,598,228

664,147	Gazprom OAO, Sponsored GDR	6,216,416

138,087	Royal Dutch Shell PLC, Class B, ADR	9,599,808

568,493	Talisman Energy Inc.	7,094,793
	Total Oil, Gas & Consumable Fuels	33,680,559

	Personal Products – 2.0%

465,700	Shiseido Company, Limited	7,932,955

Nuveen Investments	19

Nuveen Tradewinds International Value Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)			Value

	Pharmaceuticals – 9.2%

203,500	Daiichi Sankyo Company Limited			$3,762,463

286,828	GlaxoSmithKline PLC			7,558,453

354,500	Mitsubishi Tanabe Pharma Corporation			4,989,606

84,820	Sanofi S.A.			9,045,004

284,054	Teva Pharmaceutical Industries Limited, Sponsored ADR			10,535,563
	Total Pharmaceuticals			35,891,089

	Professional Services – 1.1%

55,285	Manpower Inc.			4,317,759

	Semiconductors & Equipment – 1.6%

150,500	Rohm Company Limited			6,145,200

	Textiles, Apparel & Luxury Goods – 1.6%

570,000	Wacoal Holdings Corporation			6,109,834

	Wireless Telecommunication Services – 4.0%

338,467	SK Telecom Company Limited, ADR			8,285,672

2,037,029	Vodafone Group PLC			7,332,553
	Total Wireless Telecommunication Services			15,618,225
	Total Long-Term Investments (cost $321,192,386)			388,206,475

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.9%

$7,483	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $7,483,071, collateralized by: $1,830,000 U.S. Treasury Notes, 1.125%, due 5/31/19, value $1,804,838 and $6,040,000 U.S. Treasury Notes, 0.875%, due 7/31/19, value $5,829,542	0.000%	11/01/13	$7,483,071

	Total Short-Term Investments (cost $7,483,071)			7,483,071
	Total Investments (cost $328,675,457) – 101.1%			395,689,546
	Other Assets Less Liabilities – (1.1)%			(4,419,444)
	Net Assets – 100%			$391,270,102

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

20	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$388,206,475	$—	$—	$388,206,475
Short-Term Investments:
Repurchase Agreements	—	7,483,071	—	7,483,071
Total	$388,206,475	$7,483,071	$—	$395,689,546

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $348,646,499.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$87,164,670
Depreciation	(40,121,623)
Net unrealized appreciation (depreciation) of investments	$47,043,047

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	21

Nuveen Tradewinds Japan Fund

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.3%

	COMMON STOCKS – 98.3%

	Automobiles – 1.5%

533	Toyota Motor Corporation, Sponsored ADR	$68,981

	Beverages – 4.0%

4,300	Coca Cola West Holdings Company Ltd.	87,067

7,000	Kirin Holdings Co Ltd.	101,942
	Total Beverages	189,009

	Building Products – 1.6%

3,300	LIXIL Group Corp.	77,122

	Capital Markets – 1.0%

5,000	Daiwa Securities Group Inc.	45,357

	Chemicals – 2.3%

19,000	Chugoku Marine Paints Limited	108,207

	Commercial Banks – 4.1%

11,000	77 Bank Limited	54,256

28,000	Sumitomo Mitsui Trust Holdings Inc.	137,252
	Total Commercial Banks	191,508

	Commercial Services & Supplies – 6.8%

7,000	Dai Nippon Printing Co., Ltd.	73,182

4,600	Duskin Company Limited	93,329

1,500	Secom Company	90,003

8,000	Toppan Printing Company Limited	62,972
	Total Commercial Services & Supplies	319,486

	Construction & Engineering – 2.0%

15,000	Obayashi Corporation	95,647

	Containers & Packaging – 2.0%

4,600	Toyo Seikan Group Holdings	95,059

	Diversified Telecommunication Services – 2.6%

4,603	Nippon Telegraph and Telephone Corporation, ADR	120,138

	Electrical Equipment – 5.5%

9,100	Futaba Corporation	125,677

2,500	Mabuchi Motor Company Limited	132,462
	Total Electrical Equipment	258,139

	Electronic Equipment & Instruments – 5.6%

3,940	FUJIFILM Holdings Corp., ADR, (2)	96,100

1,400	Kyocera Corporation	72,329

14,700	Sanshin Electronics Company Limited	95,827
	Total Electronic Equipment & Instruments	264,256

	Food & Staples Retailing – 3.0%

3,800	Seven & I Holdings Co. Ltd.	139,897

22	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 2.9%

5,000	Nippon Meat Packers Inc.	$72,918

1,500	Nissin Foods Holdings Company Limited	64,070
	Total Food Products	136,988

	Household Durables – 4.7%

11,828	Panasonic Corporation, Sponsored ADR, (2)	123,248

7,000	Sekisui House, Ltd.	99,878
	Total Household Durables	223,126

	Insurance – 4.9%

5,300	MS&AD Insurance Group Holdings	136,098

3,600	NKSJ Holdings Inc.	92,554
	Total Insurance	228,652

	IT Services – 0.8%

2,400	TKC Corporation	39,809

	Leisure Equipment & Products – 1.4%

1,400	Sankyo Company Ltd.	66,348

	Machinery – 2.7%

10,000	Amada Company Limited	85,630

9,000	Organo Corporation	43,568
	Total Machinery	129,198

	Media – 3.3%

9,200	Hakuhodo DY Holdings Inc.	70,920

3,600	TV Asahi Corporation	83,437
	Total Media	154,357

	Oil, Gas & Consumable Fuels – 2.0%

19,000	JX Holdings Inc.	93,715

	Personal Products – 4.9%

2,900	KAO Corporation	96,293

7,900	Shiseido Company, Limited	134,572
	Total Personal Products	230,865

	Pharmaceuticals – 9.8%

1,500	Astellas Pharma Inc.	83,291

6,300	Daiichi Sankyo Company Limited	116,479

3,100	Kissei Pharmaceuticals Company Limited	71,534

6,300	Mitsubishi Tanabe Pharma Corporation	88,673

3,500	Otsuka Holdings Company KK	99,308
	Total Pharmaceuticals	459,285

	Real Estate Management & Development – 1.7%

4,000	Daiwa House Industry Company Limited	79,772

	Road & Rail – 2.1%

600	East Japan Railway Company	51,927

1,100	West Japan Railway Company	49,166
	Total Road & Rail	101,093

	Semiconductors & Equipment – 2.4%

2,800	Rohm Company Limited	114,329

Nuveen Investments	23

Nuveen Tradewinds Japan Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	Software – 2.1%

900	Nintendo Co., Ltd.	$100,864

	Specialty Retail – 1.3%

2,800	Xebio Company Limited	60,340

	Textiles, Apparel & Luxury Goods – 2.5%

11,000	Wacoal Holdings Corporation	117,909

	Trading Companies & Distributors – 2.4%

7,800	Mitsui & Company Limited	111,055

	Transportation Infrastructure – 1.7%

9,000	Kamigumi Company Limited	78,074

	Wireless Telecommunication Services – 2.7%

8,046	NTT DoCoMo Inc., Sponsored ADR	127,690
	Total Long-Term Investments (cost $3,720,991) – 98.3%	4,626,275
	Other Assets Less Liabilities – 1.7%	77,976
	Net Assets – 100%	$4,704,251

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$4,406,927	$219,348	$—	$4,626,275
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $3,961,519.

24	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$929,189
Depreciation	(264,433)
Net unrealized appreciation (depreciation) of investments	$664,756

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	25

Nuveen Winslow Large-Cap Growth Fund

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.9%

	COMMON STOCKS – 97.9%

	Aerospace & Defense – 3.1%

89,200	Precision Castparts Corporation	$22,607,740

160,520	United Technologies Corporation	17,055,250
	Total Aerospace & Defense	39,662,990

	Airlines – 0.7%

326,500	Delta Air Lines, Inc.	8,613,070

	Auto Components – 1.2%

143,310	BorgWarner Inc.	14,779,560

	Biotechnology – 9.1%

103,800	Alexion Pharmaceuticals Inc., (2)	12,762,210

194,700	Amgen Inc.	22,585,200

98,400	Biogen Idec Inc., (2)	24,028,296

198,500	Celgene Corporation, (2)	29,475,265

360,900	Gilead Sciences, Inc., (2)	25,620,291
	Total Biotechnology	114,471,262

	Capital Markets – 3.6%

75,910	BlackRock Inc.	22,834,487

195,100	Charles Schwab Corporation	4,419,015

646,900	Morgan Stanley	18,585,437
	Total Capital Markets	45,838,939

	Chemicals – 4.1%

134,540	Ecolab Inc.	14,261,240

356,482	Monsanto Company	37,387,832
	Total Chemicals	51,649,072

	Communications Equipment – 1.5%

83,700	F5 Networks, Inc., (2)	6,822,387

177,140	QUALCOMM, Inc.	12,305,916
	Total Communications Equipment	19,128,303

	Computers & Peripherals – 3.0%

73,280	Apple, Inc.	38,277,808

	Consumer Finance – 1.2%

184,400	American Express Company	15,083,920

	Energy Equipment & Services – 1.5%

198,800	Schlumberger Limited	18,631,536

	Food & Staples Retailing – 2.3%

97,420	Costco Wholesale Corporation	11,495,560

215,600	CVS Caremark Corporation	13,423,256

76,100	Whole Foods Market, Inc.	4,804,193
	Total Food & Staples Retailing	29,723,009

26	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 0.9%

233,100	Catamaran Corporation, (2)	$10,946,376

	Health Care Technology – 1.7%

51,000	AthenaHealth Inc., (2)	6,809,010

251,220	Cerner Corporation, (2)	14,075,857
	Total Health Care Technology	20,884,867

	Hotels, Restaurants & Leisure – 3.8%

16,475	Chipotle Mexican Grill, Inc., (2)	8,681,831

329,880	Starbucks Corporation	26,736,774

73,400	Wynn Resorts Ltd	12,202,750
	Total Hotels, Restaurants & Leisure	47,621,355

	Industrial Conglomerates – 2.6%

464,860	Danaher Corporation	33,511,757

	Internet & Catalog Retail – 6.8%

116,660	Amazon.com, Inc., (2)	42,467,740

41,070	priceline.com Incorporated, (2)	43,280,798
	Total Internet & Catalog Retail	85,748,538

	Internet Software & Services – 9.3%

62,500	Baidu, Inc., Sponsored ADR, (2)	10,056,250

425,400	eBay Inc., (2)	22,422,834

496,400	Facebook Inc., Class A, (2)	24,949,064

49,500	Google Inc., Class A, (2)	51,013,710

40,100	LinkedIn Corporation, Class A, (2)	8,969,167
	Total Internet Software & Services	117,411,025

	IT Services – 6.3%

165,600	Cognizant Technology Solutions Corporation, Class A, (2)	14,395,608

28,875	MasterCard, Inc., Class A	20,706,262

227,010	Visa Inc., Class A	44,646,057
	Total IT Services	79,747,927

	Media – 4.9%

276,900	CBS Corporation, Class B	16,375,866

165,300	Liberty Global PLC, Class A, (2)	12,954,561

202,000	The Walt Disney Company	13,855,180

558,400	Twenty-First Century Fox Inc., Class A	19,030,272
	Total Media	62,215,879

	Multiline Retail – 1.4%

313,900	Dollar General Corporation, (2)	18,137,142

	Oil, Gas & Consumable Fuels – 4.1%

61,600	EOG Resources, Inc.	10,989,440

197,900	Noble Energy, Inc.	14,828,647

66,200	Pioneer Natural Resources Company	13,556,436

161,800	Range Resources Corporation	12,249,878
	Total Oil, Gas & Consumable Fuels	51,624,401

	Personal Products – 1.0%

184,700	Estee Lauder Companies Inc., Class A	13,106,312

Nuveen Investments	27

Nuveen Winslow Large-Cap Growth Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)			Value

	Pharmaceuticals – 2.1%

219,100	Bristol-Myers Squibb Company			$11,507,132

480,000	Zoetis Incorporated			15,196,800
	Total Pharmaceuticals			26,703,932

	Real Estate Investment Trust – 1.5%

235,360	American Tower REIT Inc.			18,675,816

	Road & Rail – 4.0%

51,000	Kansas City Southern Industries			6,197,520

291,500	Union Pacific Corporation			44,133,100
	Total Road & Rail			50,330,620

	Semiconductors & Equipment – 3.0%

674,700	Applied Materials, Inc.			12,043,395

282,700	ARM Holdings PLC, Sponsored ADR			13,340,613

300,100	NXP Semiconductors NV, (2)			12,640,212
	Total Semiconductors & Equipment			38,024,220

	Software – 3.3%

664,900	Salesforce.com, Inc., (2)			35,479,064

123,300	ServiceNow Inc., (2)			6,733,413
	Total Software			42,212,477

	Specialty Retail – 4.4%

102,100	Best Buy Co., Inc.			4,369,880

317,000	Lowe’s Companies, Inc.			15,780,260

178,200	Ross Stores, Inc.			13,783,770

165,000	Ulta Salon, Cosmetics & Fragrance, Inc., (2)			21,260,250
	Total Specialty Retail			55,194,160

	Textiles, Apparel & Luxury Goods – 3.1%

125,400	Lululemon Athletica Inc., (2)			8,658,870

258,300	Nike, Inc., Class B			19,568,808

68,870	Ralph Lauren Corporation			11,407,627
	Total Textiles, Apparel & Luxury Goods			39,635,305

	Trading Companies & Distributors – 1.0%

47,150	W.W. Grainger, Inc.			12,681,936

	Wireless Telecommunication Services – 1.4%

200,300	SBA Communications Corporation, Class A, (2)			17,520,241
	Total Long-Term Investments (cost $872,223,488)			1,237,793,755

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.7%

$21,678	Repurchase Agreement with State Street Bank, dated 10/31/13, repurchase price $21,678,087, collateralized by $21,970,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $22,112,234	0.000%	11/01/13	$21,678,087

	Total Short-Term Investments (cost $21,678,087)			21,678,087
	Total Investments (cost $893,901,575) – 99.6%			1,259,471,842
	Other Assets Less Liabilities – 0.4%			4,872,540
	Net Assets – 100%			$1,264,344,382

28	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,237,793,755	$—	$—	$1,237,793,755
Short-Term Investments:
Repurchase Agreements	—	21,678,087	—	21,678,087
Total	$1,237,793,755	$21,678,087	$—	$1,259,471,842

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $898,271,552.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$368,189,175
Depreciation	(6,988,885)
Net unrealized appreciation (depreciation) of investments	$361,200,290

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

Nuveen Investments	29

Nuveen International Growth Fund

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 94.1%

	COMMON STOCKS – 94.1%

	Aerospace & Defense – 1.5%

12,647	European Aeronautic Defence & Space Company	$869,047

	Automobiles – 1.9%

6,589	Daimler AG	540,709

126,000	Mazda Motor Corporation, WI/DD (2)	563,816
	Total Automobiles	1,104,525

	Biotechnology – 1.0%

18,990	Grifols SA, ADR	572,738

	Capital Markets – 1.4%

23,168	Hargreaves Lansdown PLC	442,056

49,205	Vostok Nafta Investment Limited, (2)	400,547
	Total Capital Markets	842,603

	Commercial Banks – 7.6%

11,637	BNP Paribas SA	861,739

49,093	Commerzbank AG, (2)	631,166

340,208	Intesa Sanpaolo SpA	845,770

845,368	Lloyds TSB Group PLC, (2)	1,050,890

103,381	Sumitomo Mitsui Financial Group, Sponsored ADR	1,002,796
	Total Commercial Banks	4,392,361

	Commercial Services & Supplies – 1.7%

162,930	Regus PLC	535,807

92,056	RPS Group plc	428,047
	Total Commercial Services & Supplies	963,854

	Communications Equipment – 2.6%

169,082	Alcatel-Lucent, (2)	646,701

110,935	Nokia Oyj, Sponsored ADR, (2)	846,434
	Total Communications Equipment	1,493,135

	Construction Materials – 1.0%

13,825	Caesarstone Sdot-Yam Ltd., (2)	583,000

	Diversified Financial Services – 4.8%

29,711	Element Financial Corporation, (2)	379,277

30,678	Investment AB Kinnevik, Class B	1,130,532

73,500	Orix Corporation, WI/DD	1,260,256
	Total Diversified Financial Services	2,770,065

	Electrical Equipment – 1.9%

6,000	NIDEC CORPORATION, WI/DD	581,511

19,592	Vesta Wind Systems A/S, (2)	526,068
	Total Electrical Equipment	1,107,579

30	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services – 1.6%

10,000	Canadian Energy Services & Technology Corporation	$180,022

17,839	Subsea 7 SA	377,274

36,700	Trinidad Drilling Limited	355,508
	Total Energy Equipment & Services	912,804

	Food Products – 0.9%

55,000	China Mengniu Dairy Company Limited	240,842

531,000	Labixiaoxin Snacks Group Limited	275,328
	Total Food Products	516,170

	Health Care Providers & Services – 0.7%

3,051	Fresenius SE & Co KGaA	396,561

	Hotels, Restaurants & Leisure – 3.4%

29,752	Melco Crown Entertainment Ltd., Sponsored ADR (2)	986,576

62,400	Sands China Ltd.	445,082

10,415	Whitbread PLC	573,291
	Total Hotels, Restaurants & Leisure	2,004,949

	Household Durables – 1.0%

96,734	Crest Nicholson Holdings PLC, (2)	600,250

	Household Products – 1.3%

11,500	Unicharm Corporation	735,635

	Insurance – 2.0%

55,716	Prudential Corporation PLC	1,142,595

	Internet & Catalog Retail – 5.0%

7,958	ASOS PLC, (2)	723,484

8,908	Ctrip.com International, Ltd., ADR (2)	483,259

72,880	Ocado Group PLC, (2)	507,154

14,000	Oisix Inc, (2)	551,002

18,094	Yoox SpA, (2)	651,029
	Total Internet & Catalog Retail	2,915,928

	Internet Software & Services – 4.9%

5,462	58.Com Inc., ADR (2)	131,743

1,852	Baidu, Inc., Sponsored ADR, (2)	297,987

218,156	Blinkx PLC, (2)	573,658

6,700	Criteo SA, Sponsored ADR (2)	236,577

52,447	Opera Software ASA	634,328

5,300	Tencent Holdings Limited	289,439

17,746	United Internet AG	701,153
	Total Internet Software & Services	2,864,885

	IT Services – 2.4%

10,059	Cancom SE	386,237

18,483	Digital Garage, Inc.	485,712

14,804	WireCard AG	539,789
	Total IT Services	1,411,738

Nuveen Investments	31

Nuveen International Growth Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	Life Sciences Tools & Services – 1.5%

2,012	Eurofins Scientific	$551,685

1,927	Siegfried Holding AG	317,716
	Total Life Sciences Tools & Services	869,401

	Machinery – 6.1%

5,591	Arcam AB, (2)	753,226

6,819	Duerr AG	598,099

15,700	Komatsu Ltd.	341,686

45,230	Meyer Burger Technology AG, (2)	530,886

2,400	SMC CORPORATION	556,005

21,892	voxeljet AG, ADR (2)	746,079
	Total Machinery	3,525,981

	Media – 7.6%

14,234	JC Decaux SA	571,862

98,203	Mediaset SpA, (2)	492,273

14,400	NEXT Co., Ltd.	435,676

61,113	Perform Group PLC, (2)	548,736

17,243	REA Group Limited	676,335

13,041	Rightmove PLC	554,531

11,289	Schibsted ASA	690,267

47,874	Sky Deutschland AG, (2)	472,556
	Total Media	4,442,236

	Multiline Retail – 0.9%

6,400	Dollarama Inc.	550,106

	Oil, Gas & Consumable Fuels – 1.0%

2,882	CNOOC Limited, ADR	583,057

	Pharmaceuticals – 6.0%

57,071	BTG plc, (2)	383,966

6,608	Cosmo Pharmaceuticals SpA, (2)	460,998

3,769	Novo Nordisk A/S, Class B	627,109

2,960	Roche Holding AG	819,477

8,307	UCB SA	546,121

6,000	Valeant Pharmaceuticals International, (2)	634,320
	Total Pharmaceuticals	3,471,991

	Professional Services – 1.6%

213,992	Hays PLC	427,178

40,570	Seek Limited	498,098
	Total Professional Services	925,276

	Real Estate Investment Trust – 0.7%

46,892	Great Portland Estates PLC	430,819

	Real Estate Management & Development – 3.7%

1,046,500	Ayala Land Inc., WI/DD	713,248

166,509	Foxtons Group PLC, (2)	851,000

12,000	Sumitomo Realty & Development Co., Ltd.	564,426
	Total Real Estate Management & Development	2,128,674

32	Nuveen Investments

Shares	Description (1)			Value

	Semiconductors & Equipment – 4.3%

52,874	ARM Holdings PLC			$835,488

3,935	ASML Holding NV			373,565

17,040	NXP Semiconductors NV, (2)			717,725

38,932	Trina Solar Limited, Sponsored ADR, (2)			571,132
	Total Semiconductors & Equipment			2,497,910

	Software – 2.7%

13,092	Aveva Group PLC			542,845

604,589	Monitise PLC, (2)			538,016

73,735	Seamless Distribution AB, (2)			512,045
	Total Software			1,592,906

	Specialty Retail – 1.5%

106,301	Howden Joinery Group PLC			550,019

6,200	Sanrio Company, Ltd.			339,225
	Total Specialty Retail			889,244

	Textiles, Apparel & Luxury Goods – 1.0%

4,944	Adidas-Salomon AG			564,405

	Tobacco – 0.6%

9,800	Japan Tobacco Inc.			353,809

	Trading Companies & Distributors – 2.9%

44,083	Ashtead Group PLC			462,971

53,869	Grafton Group PLC			513,922

13,000	Kanamoto Co., Ltd.			349,954

15,600	MonotaRO Co., Ltd.			365,052
	Total Trading Companies & Distributors			1,691,899

	Transportation Infrastructure – 2.2%

66,100	Airports of Thailand Public Company Limited			450,223

41,929	Groupe Eurotunnel SA			406,587

18,100	Japan Airport Terminal Co., Ltd.			436,808
	Total Transportation Infrastructure			1,293,618

	Wireless Telecommunication Services – 1.2%

9,700	Softbank Corporation			720,126
	Total Long-Term Investments (cost $48,297,167)			54,731,880

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 12.4%

$7,197	Repurchase Agreement with State Street Bank, dated 10/31/13, repurchase price $7,196,508, collateralized by $7,295,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $7,342,228	0.000%	11/01/13	$7,196,508

	Total Short-Term Investments (cost $7,196,508)			7,196,508
	Total Investments (cost $55,493,675) – 106.5%			61,928,388
	Other Assets Less Liabilities – (6.5)%			(3,754,914)
	Net Assets – 100%			$58,173,474

Nuveen Investments	33

Nuveen International Growth Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$54,731,880	$—	$—	$54,731,880
Short-Term Investments:
Repurchase Agreements	—	7,196,508	—	7,196,508
Total	$54,731,880	$7,196,508	$—	$61,928,388

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $55,663,569.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$6,835,049
Depreciation	(570,230)
Net unrealized appreciation (depreciation) of investments	$6,264,819

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

34	Nuveen Investments

Nuveen Global Growth Fund

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 90.9%

	COMMON STOCKS – 90.9%

	Aerospace & Defense – 2.1%

2,257	DigitalGlobe Inc., (2)	$71,818

1,296	European Aeronautic Defence & Space Company	89,056
	Total Aerospace & Defense	160,874

	Airlines – 1.3%

3,614	Delta Air Lines, Inc.	95,337

	Automobiles – 1.1%

5,004	Ford Motor Company	85,618

	Beverages – 1.6%

1,895	Constellation Brands, Inc., Class A, (2)	123,743

	Biotechnology – 2.7%

656	Celgene Corporation, (2)	97,409

1,498	Gilead Sciences, Inc., (2)	106,343
	Total Biotechnology	203,752

	Building Products – 1.0%

1,756	Fortune Brands Home & Security Inc.	75,648

	Capital Markets – 0.9%

4,902	WisdomTree Investments Inc., (2)	68,138

	Commercial Banks – 5.3%

1,392	First Republic Bank of San Francisco	71,089

27,482	Intesa Sanpaolo SpA	68,321

74,096	Lloyds TSB Group PLC, (2)	92,110

615	Signature Bank, (2)	62,619

6,085	Sumitomo Mitsui Financial Group, Sponsored ADR	59,024

504	SVB Financial Group, (2)	48,273
	Total Commercial Banks	401,436

	Commercial Services & Supplies – 2.0%

24,166	Regus PLC	79,472

15,396	RPS Group plc	71,589
	Total Commercial Services & Supplies	151,061

	Communications Equipment – 1.1%

22,492	Alcatel-Lucent, (2)	86,027

	Computers & Peripherals – 1.2%

1,446	3D Systems Corporation, (2)	89,999

	Construction Materials – 1.7%

1,345	Caesarstone Sdot-Yam Ltd., (2)	56,719

952	Eagle Materials Inc.	71,410
	Total Construction Materials	128,129

Nuveen Investments	35

Nuveen Global Growth Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)	Value

	Diversified Consumer Services – 0.7%

3,533	LifeLock, Inc., (2)	$56,846

	Diversified Financial Services – 2.7%

2,741	Investment AB Kinnevik, Class B	101,010

5,900	Orix Corporation	101,163
	Total Diversified Financial Services	202,173

	Electrical Equipment – 4.5%

2,275	Generac Holdings Inc.	112,271

4,096	PowerSecure International, Inc., (2)	74,056

729	Rockwell Automation, Inc.	80,489

2,835	Vesta Wind Systems A/S, (2)	76,123
	Total Electrical Equipment	342,939

	Energy Equipment & Services – 2.1%

1,144	Oceaneering International Inc.	98,247

6,200	Trinidad Drilling Limited	60,058
	Total Energy Equipment & Services	158,305

	Food & Staples Retailing – 0.7%

1,094	Sprouts Farmers Market Inc., (2)	50,390

	Food Products – 2.6%

8,000	China Mengniu Dairy Company Limited	35,032

1,105	Hain Celestial Group Inc., (2)	91,969

3,613	WhiteWave Foods Company, Class A (2)	72,296
	Total Food Products	199,297

	Health Care Equipment & Supplies – 1.7%

65,699	GI Dynamics Inc., (2)	49,676

1,527	ResMed Inc.	79,007
	Total Health Care Equipment & Supplies	128,683

	Hotels, Restaurants & Leisure – 3.0%

1,335	Las Vegas Sands Corp.	93,744

2,030	Melco Crown Entertainment Ltd., Sponsored ADR (2)	67,315

1,281	Whitbread PLC	70,512
	Total Hotels, Restaurants & Leisure	231,571

	Household Durables – 2.8%

8,197	Crest Nicholson Holdings PLC, (2)	50,864

560	Mohawk Industries Inc., (2)	74,155

598	Whirlpool Corporation	87,314
	Total Household Durables	212,333

	Household Products – 0.9%

1,100	Unicharm Corporation	70,365

	Internet & Catalog Retail – 4.0%

579	ASOS PLC, (2)	52,638

9,900	Ocado Group PLC, (2)	68,892

103	priceline.com Incorporated, (2)	108,544

2,110	Yoox SpA, (2)	75,919
	Total Internet & Catalog Retail	305,993

36	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services – 3.9%

634	58.Com Inc., ADR (2)	$15,292

34,391	Blinkx PLC, (2)	90,434

800	Criteo SA, Sponsored ADR (2)	28,248

5,648	Opera Software ASA	68,311

600	Tencent Holdings Limited	32,767

1,541	Trulia Inc., (2)	61,594
	Total Internet Software & Services	296,646

	IT Services – 3.9%

286	Alliance Data Systems Corporation, (2)	67,799

2,500	Digital Garage, Inc.	65,697

476	Visa Inc., Class A	93,615

1,920	WireCard AG	70,008
	Total IT Services	297,119

	Life Sciences Tools & Services – 1.0%

268	Eurofins Scientific	73,485

	Machinery – 4.8%

535	Arcam AB, (2)	72,076

861	Duerr AG	75,519

1,800	Komatsu Ltd	39,174

5,617	Meyer Burger Technology AG, (2)	65,929

3,232	voxeljet AG, ADR (2)	110,147
	Total Machinery	362,845

	Media – 8.7%

968	Discovery Communications Inc., Class A, (2)	86,075

1,338	JC Decaux SA	53,755

2,161	Lions Gate Entertainment Corporation, (2)	74,727

14,853	Mediaset SpA, (2)	74,455

2,200	NEXT Co., Ltd.	66,562

7,462	Perform Group PLC, (2)	67,002

1,824	REA Group Limited	71,544

1,742	Rightmove PLC	74,074

2,773	Twenty-First Century Fox Inc., Class B	94,282
	Total Media	662,476

	Oil, Gas & Consumable Fuels – 2.4%

413	Pioneer Natural Resources Company	84,574

1,333	Range Resources Corporation	100,921
	Total Oil, Gas & Consumable Fuels	185,495

	Pharmaceuticals – 2.4%

433	Novo Nordisk A/S, Class B	72,045

234	Roche Holding AG	64,783

454	Valeant Pharmaceuticals International, (2)	47,997
	Total Pharmaceuticals	184,825

	Professional Services – 1.7%

2,015	TrueBlue Inc., (2)	49,770

1,136	Verisk Analytics, Inc., Class A, (2)	77,839
	Total Professional Services	127,609

Nuveen Investments	37

Nuveen Global Growth Fund (continued)

Portfolio of Investments October 31, 2013 (Unaudited)

Shares	Description (1)			Value

	Real Estate Management & Development – 2.4%

96,200	Ayala Land Inc.			$65,566

22,714	Foxtons Group plc, (2)			116,088
	Total Real Estate Management & Development			181,654

	Road & Rail – 1.1%

681	Kansas City Southern Industries			82,755

	Semiconductors & Equipment – 0.8%

4,270	Trina Solar Limited, Sponsored ADR, (2)			62,641

	Software – 4.1%

64,406	Monitise PLC, (2)			57,314

362	NetSuite Inc., (2)			36,519

7,356	Seamless Distribution AB, (2)			51,083

687	ServiceNow Inc., (2)			37,517

867	Splunk Inc., (2)			54,370

248	Ultimate Software Group, Inc., (2)			38,311

494	Workday Inc., Class A, (2)			36,986
	Total Software			312,100

	Specialty Retail – 1.4%

10,549	Howden Joinery Group PLC			54,582

392	Ulta Salon, Cosmetics & Fragrance, Inc., (2)			50,509
	Total Specialty Retail			105,091

	Textiles, Apparel & Luxury Goods – 2.3%

410	Adidas-Salomon AG			46,805

1,636	Michael Kors Holdings Limited, (2)			125,890
	Total Textiles, Apparel & Luxury Goods			172,695

	Trading Companies & Distributors – 1.2%

1,446	United Rentals Inc., (2)			93,397

	Wireless Telecommunication Services – 1.1%

1,100	Softbank Corporation			81,664
	Total Long-Term Investments (cost $5,705,510)			6,911,154

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 9.6%

$727	Repurchase Agreement with State Street Bank, dated 10/31/13, repurchase price $726,955, collateralized by $740,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $744,791	0.000%	11/01/13	$726,955

	Total Short-Term Investments (cost $726,955)			726,955
	Total Investments (cost $6,432,465) – 100.5%			7,638,109
	Other Assets Less Liabilities – (0.5)%			(39,237)
	Net Assets – 100%			$7,598,872

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

38	Nuveen Investments

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$6,911,154	$—	$—	$6,911,154
Short-Term Investments:
Repurchase Agreements	—	726,955	—	726,955
Total	$6,911,154	$726,955	$—	$7,638,109

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $6,447,066.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation	$1,237,303
Depreciation	(46,260)
Net unrealized appreciation (depreciation) of investments	$1,191,043

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	39

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2013